Statutory Reserve - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	May 31, 2016	May 31, 2015	May 31, 2014
Statutory Accounting Practices [Line Items]
Percentage allocation of profits to general reserves	10.00%
Registered capital	50.00%
Accrued for general reserve	$ 695	$ 530	$ 1,029
Equity restructure in subsidiary	$ (766)
Percentage allocation of profits to development fund	25.00%
Group transfers to the statutory reserves	$ 31,853	23,742	22,145
Development fund [Member]
Statutory Accounting Practices [Line Items]
Appropriations to reserves	$ 31,158	$ 23,212	$ 21,116